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Merrill Lynch Investment Managers


Semi-Annual Report
September 30, 2002


CMA Tax-Exempt Fund


www.mlim.ml.com


This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.



CMA Tax-Exempt Fund
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper



TO OUR SHAREHOLDERS:


For the six months ended September 30, 2002, CMA Tax-Exempt Fund paid shareholders a net annualized yield of 1.01%*. As of September 30, 2002, the Fund's 7-day yield was 1.23%.


Economic Environment
Short-term interest rates resumed their trend downward as weak economic data, a faltering stock market and instability in the geopolitical sector all led investors to flee to the safety of short-term fixed income products. Although the Federal Reserve Board has maintained the Federal Funds rate at 1.75% since December 2001, investors have begun to factor in additional monetary easings before the end of 2002. Interest rates on six-month U.S. Treasury bills fell from 2.08% to 1.55% between March 31, 2002 and September 30, 2002.


Investment Strategy
Yields on short-term tax-exempt securities also fell dramatically as demand remained strong despite increased supply. New-issue supply for the period increased by $23 billion, a 148% increase from the $16 billion issued in the previous six-month period.

Although interest rates continue to be at or near historically low levels, demand from investors remains strong in the short-term municipal market. Yields on variable rate securities fell to the 1.10% - 1.25% range, which left yields on funds below 1% for much of the six-month period. Additionally, declining equity markets and a slower economy generally translated into lower tax burdens for individuals, and thus tax payment redemptions from money market accounts were lower than in previous years. This kept interest rates from spiking dramatically in late April and May.


*Based on constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.


As a result of the favorable interest rate environment, we undertook an extension of the portfolio's average maturity as we increased our exposure to fixed rate notes with maturities of nine months - one year. This exposure was increased from approximately 16% of the Fund to more than 24% by the end of July, thus increasing the average portfolio maturity from the 30-day range to the 60-day range. The majority of this was accomplished through the purchase of approximately $450 million of State of California Revenue Anticipation Warrants. However, as the period came to an end, we let the average maturity contract to 48 days as variable rate demand yields were high in September because of quarter-end pressures. Additionally, the upcoming heavy new-issue supply warranted a more neutral approach to the market as we reduced our fixed rate note holdings to 22%. This strategy helped the Fund outperform the average of its peer group for the period, while offering a high quality portfolio and stable net asset value.

In the coming months, although generally a period of relatively low new issuance, the short-term municipal market must deal with enormous issuance by the state of California. The state is expected to issue $12.5 billion in mid-October and the Department of Water and Power is expected to issue approximately $11 billion in late October or early November to repay the state's general fund for energy costs incurred in the power crisis of 2001. Yields are expected to be attractive because of the size of the issuances. Additionally, we will closely monitor economic data and world events for indications as to the future direction of interest rates. Looking ahead, we expect to maintain the average portfolio maturity between 45 days and 60 days.


In Conclusion
We thank you for your continued support of CMA Tax-Exempt Fund, and we look forward to serving your investment needs in the months and years ahead.



Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Trustee



(Kenneth A. Jacob )
Kenneth A. Jacob
Senior Vice President



(John M. Loffredo)
John M. Loffredo
Senior Vice President



(Peter J. Hayes)
Peter J. Hayes
Vice President and
Portfolio Manager



October 29, 2002


CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2002                                                          (IN THOUSANDS)

                      Face
State                Amount                              Issue                                                  Value
Alabama--          $  43,500  Alabama Special Care Facilities Financing Authority, Mobile Revenue
2.6%                          Refunding Bonds (Ascension Health Credit), VRDN, Series B, 1.75% due
                              11/15/2039 (d)                                                                $     43,500
                      40,000  Birmingham, Alabama, Special Care Facilities, Financing Authority,
                              Revenue Refunding Bonds (Ascension Health Credit), VRDN, Series B,
                              1.70% due 11/15/2039 (d)                                                            40,000
                      21,700  Columbia, Alabama, IDB, PCR, Refunding (Alabama Power Company Project),
                              VRDN, Series A, 1.90% due 5/01/2022 (d)                                             21,700
                      27,765  Daphne, Alabama, Special Care Facilities Financing Authority Revenue
                              Bonds, FLOATS, Series 593, 1.88% due 8/15/2028 (b)(d)                               27,765
                      12,950  Daphne, Alabama, Special Care Facilities Financing Authority, Revenue
                              Refunding Bonds (Presbyterian), VRDN, Series B, 1.71% due 8/15/2023 (a)(d)          12,950
                      18,500  Mobile, Alabama, IDB, PCR, Refunding (Alabama Power Company Project),
                              VRDN, 1.90% due 6/01/2015 (d)                                                       18,500
                      28,850  Parrish, Alabama, IDB, PCR, Refunding (Alabama Power Company Project),
                              VRDN, 1.90% due 6/01/2015 (d)                                                       28,850
                              Stevenson, Alabama, IDB, Environmental Improvement Revenue Bonds
                              (Mead Corporation Project), VRDN, AMT (d):
                      24,000     1.95% due 1/01/2031                                                              24,000
                      16,700     Series B, 1.90% due 4/01/2033                                                    16,700
                      22,900  West Jefferson, Alabama, IDB, PCR, Refunding (Alabama Power Company
                              Project), VRDN, 1.90% due 6/01/2028 (d)                                             22,900

Arizona--1.1%         45,200  Apache County, Arizona, IDA, IDR (Tucson Electric Power Co.), VRDN,
                              Series 83-A, 1.70% due 12/15/2018 (d)                                               45,200
                      10,200  Arizona Educational Loan Marketing Corporation, Educational Loan
                              Revenue Bonds, VRDN, AMT, Series A, 1.80% due 3/01/2015 (d)(f)                      10,200
                      13,540  Arizona Health Facilities Authority Revenue Bonds (Arizona Healthcare
                              Pooled Finance), VRDN, Series A, 2.25% due 6/01/2030 (d)                            13,540
                      23,545  Maricopa County, Arizona, IDA, S/F Mortgage Revenue Bonds, FLOATS,
                              AMT, Series 707, 1.83% due 12/01/2036 (d)                                           23,545
                      22,400  Salt River Project, Arizona, Agriculture Improvement and Power District,
                              Electric System Revenue Bonds, CP, 1.35% due 10/08/2002                             22,400

Arkansas--1.1%         7,000  Arkansas State Development Finance Authority, Environmental Facilities
                              Revenue Bonds (Teris LLC Project), VRDN, AMT, 1.75% due 3/01/2021 (d)                7,000
                       7,800  Arkansas State Development Finance Authority, M/F Housing Revenue
                              Bonds (Chapelridge Benton Project), VRDN, AMT, Series C, 1.86% due
                              6/01/2032 (d)                                                                        7,800
                      25,335  Arkansas State Development Finance Authority, S/F Mortgage Revenue
                              Bonds, FLOATS, AMT, Series 708, 1.83% due 9/01/2004 (d)                             25,335



Portfolio Abbreviations for CMA Tax-Exempt Fund

ACES SM    Adjustable Convertible Extendible Securities
AMT        Alternative Minimum Tax (subject to)
BAN        Bond Anticipation Notes
COP        Certificates of Participation
CP         Commercial Paper
DATES      Daily Adjustable Tax-Exempt Securities
EDA        Economic Development Authority
EDR        Economic Development Revenue Bonds
FLOATS     Floating Rate Securities
GO         General Obligation Bonds
HDA        Housing Development Authority
HFA        Housing Finance Agency
IDA        Industrial Development Authority
IDB        Industrial Development Board
IDR        Industrial Development Revenue Bonds
M/F        Multi-Family
MERLOTS    Municipal Extendible Receipt Liquidity
           Option Tender Securities
MSTR       Municipal Securities Trust Receipts
PCR        Pollution Control Revenue Bonds
RAN        Revenue Anticipation Notes
RAW        Revenue Anticipation Warrants
ROCS       Reset Option Certificates
S/F        Single-Family
TAN        Tax Anticipation Notes
TRAN       Tax Revenue Anticipation Notes
VRDN       Variable Rate Demand Notes



CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2002 (CONTINUED)                                              (IN THOUSANDS)

                      Face
State                Amount                              Issue                                                  Value
Arkansas           $  43,100  North Little Rock, Arkansas, Health Facilities Board, Health Care
(concluded)                   Revenue Bonds (Baptist Health), VRDN, Series B, 1.70% due
                              12/01/2021 (d)(f)                                                             $     43,100
                      22,000  Pulaski County, Arkansas, Lease Purpose Revenue Bonds, VRDN, Series A,
                              1.78% due 3/01/2007 (d)(g)                                                          22,000
                       7,530  Pulaski County, Arkansas, Public Facilities Board, M/F Housing
                              Revenue Refunding Bonds (Waterford Apartments), VRDN, AMT, 1.86%
                              due 7/01/2032 (d)                                                                    7,530

California--           6,250  California Health Facilities Financing Authority Revenue Bonds, FLOATS,
10.1%                         Series 591, 1.66% due 3/01/2014 (d)(f)                                               6,250
                              California Higher Education Loan Authority Inc., Student Loan Revenue
                              Refunding Bonds, Senior Lien, CP, Series A-1:
                      42,850     1.40% due 10/01/2002                                                             42,850
                      23,125     1.45% due 12/01/2002                                                             23,125
                              California Pollution Control Financing Authority, PCR, Refunding
                              (Pacific Gas and Electric), VRDN (d):
                      21,950     AMT, Series B, 2% due 11/01/2026                                                 21,950
                      23,200     Series C, 2% due 11/01/2026                                                      23,200
                      63,800     Series E, 1.80% due 11/01/2026                                                   63,800
                      28,500     Series F, 1.80% due 11/01/2026                                                   28,500
                      80,000  California School Cash Reserve Program Authority Revenue Bonds (Pool)
                              Series A, 3% due 7/03/2003 (a)                                                      80,791
                              California State, RAW:
                      55,000     Series B, 2.50% due 11/27/2002                                                   55,064
                      20,000     Series B, 3% due 11/27/2002                                                      20,038
                     406,500     Series C, 2% due 1/30/2003                                                      406,592
                      22,000  California Statewide Communities Development Authority, Revenue
                              Refunding Bonds (Kaiser Permanente), VRDN, Series B, 1.70% due
                              8/01/2031 (d)                                                                       22,000
                      50,000  California Statewide Communities Development Authority, TRAN,
                              Series A, 3% due 6/30/2003                                                          50,479
                              Los Angeles, California, Unified School District, GO, TRAN:
                      25,000     Series B, 3% due 7/01/2003                                                       25,244
                     100,000     Series C, 3.25% due 7/01/2003                                                   101,152
                      45,000  San Diego County and School District Revenue Bonds, TRAN, Series B,
                              3% due 7/31/2003                                                                    45,467

Colorado--2.0%         6,060  Colorado School of Mines Development Corporation Revenue Bonds, VRDN,
                              1.75% due 9/01/2026 (d)                                                              6,060
                     100,000  Colorado State General Fund, TRAN, Series A, 3% due 6/27/2003                      101,081
                      10,200  Denver, Colorado, City and County Airport Revenue Bonds, VRDN, AMT,
                              Series F, 1.85% due 11/15/2025 (d),                                                 10,200
                      22,050  Moffat County, Colorado, PCR, Refunding (Pacificorp Projects), VRDN,
                              2.10% due 5/01/2013 (a)(d)                                                          22,050
                       6,500  Pitkin County, Colorado, IDR, Refunding (Aspen Skiing Company Project),
                              VRDN, AMT, Series B, 2% due 4/01/2014 (d)                                            6,500
                      53,200  Platte River Power Authority, Colorado, Electric Revenue Refunding Bonds,
                              VRDN, Sub-Lien, Series S-1, 1.70% due 6/01/2018 (d)                                 53,200

Connecticut--         24,750  Eagle Tax-Exempt Trust, Connecticut, VRDN, Series 96, Class 0701, 1.63%
0.3%                          due 11/15/2004 (d)                                                                  24,750

District of            3,200  District of Columbia, GO (General Fund Recovery), VRDN, Series B-1,
Columbia--1.0%                1.90% due 6/01/2003 (d)                                                              3,200
                              District of Columbia, GO, Refunding, VRDN (d):
                      17,350     MSTR, Series SGA-62, 1.90% due 6/01/2017 (a)                                     17,350
                      64,155     Series C, 1.70% due 6/01/2026 (c)                                                64,155
                      20,000     Series D, 1.70% due 6/01/2029 (c)                                                20,000



CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2002 (CONTINUED)                                              (IN THOUSANDS)

                      Face
State                Amount                              Issue                                                  Value
Florida--3.2%      $  43,030  Bay County, Florida, HFA, S/F Mortgage Revenue Bonds, FLOATS, AMT,
                              Series 695, 1.79% due 6/01/2004 (d)                                           $     43,030
                      13,885  Broward County, Florida, Professional Sports Facilities, Tax Revenue
                              Bonds, MSTR, VRDN, Series SGA-38, 1.75% due 9/01/2021 (d)(f)                        13,885
                      37,140  Capital Projects Finance Authority, Florida, Revenue Bonds (Capital
                              Projects Loan Program), VRDN, Series H, 2.25% due 12/01/2030 (d)                    37,140
                      38,000  Capital Trust Agency, Florida, M/F Housing Revenue Bonds, VRDN, Series
                              1999-B, 1.98% due 12/01/2032 (d)                                                    38,000
                       5,000  Florida State Board of Education, Capital Outlay, GO, FLOATS, Series 557,
                              1.76% due 1/01/2004 (d)                                                              5,000
                         845  Gulf Breeze, Florida, Local Government Revenue Bonds, VRDN, Series E,
                              1.65% due 12/01/2020 (c)(d)                                                            845
                              Jacksonville, Florida, Electric Authority, Electric System Revenue Bonds,
                              VRDN (d):
                       4,200     Sub-Series A, 1.90% due 10/01/2010                                                4,200
                      10,000     Sub-Series B, 1.90% due 10/01/2010                                               10,000
                      15,000     Sub-Series C, 1.90% due 10/01/2030                                               15,000
                      37,500     Sub-Series F, 1.90% due 10/01/2030                                               37,500
                       5,500  Jacksonville, Florida, Health Facilities Authority, Hospital Revenue
                              Refunding Bonds (Genesis Rehabilitation Hospital), VRDN, 1.90%
                              due 5/01/2021 (d)                                                                    5,500
                      29,000  Lakeland, Florida, Energy System Revenue Bonds, VRDN, Series A, 1.70%
                              due 10/01/2035 (d)                                                                  29,000
                       2,950  Lee County, Florida, Hospital Board of Directors, Hospital Revenue Bonds
                              (Memorial Health System), VRDN, Series B, 1.90% due 4/01/2027 (d)                    2,950
                      35,955  Municipal Securities Trust Certificates Revenue Bonds, VRDN, Series
                              2001-115, Class A, 1.90% due 1/15/2015 (a)(d)                                       35,955
                              Orange County, Florida, Health Facilities Authority Revenue Bonds (d):
                      16,748     FLOATS, Series 532, 1.88% due 11/15/2015  (a)                                    16,748
                      25,000     (Florida Hospital Association--Health), VRDN, Series A, 2.25%
                                 due 6/01/2030                                                                    25,000

Georgia--4.6%                 Bartow County, Georgia, Development Authority, PCR, Refunding (Georgia
                              Power Company Plant--Bowen Project), VRDN (d):
                      23,100     1.90% due 3/01/2024                                                              23,100
                      10,845     1st Series, 1.90% due 6/01/2023                                                  10,845
                              Burke County, Georgia, Development Authority, PCR (Georgia Power
                              Company Plant--Vogtle Project), VRDN (a)(d):
                       4,100     1.90% due 9/01/2026                                                               4,100
                       9,300     Second Series, 1.90% due 7/01/2024                                                9,300
                              Burke County, Georgia, Development Authority, PCR, Refunding (Georgia
                              Power Company Plant--Vogtle Project), VRDN (d):
                      50,000     AMT, 1.95% due 9/01/2034                                                         50,000
                      15,770     1st Series, 1.75% due 9/01/2030                                                  15,770
                      19,500     1st Series, 1.90% due 4/01/2032                                                  19,500
                      10,100     3rd Series, 1.90% due 9/01/2025                                                  10,100
                              Burke County, Georgia, Development Authority, PCR, Refunding
                              (Oglethorpe Power Corporation), VRDN (d):
                      12,685     1.90% due 1/01/2021                                                              12,685
                      13,185     1.90% due 1/01/2022                                                              13,185
                      11,500     Series B, 1.90% due 1/01/2020                                                    11,500
                      10,585  Eagle Tax-Exempt Trust, Georgia, GO, VRDN, Series 01, Class 1001,
                              1.77% due 11/01/2017 (d)                                                            10,585
                              Eagle Tax-Exempt Trust, VRDN, Class A (d):
                       5,000     Series 2002-6001, 1.77% due 12/15/2028                                            5,000
                       4,255     Series 2002-6009, 1.77% due 1/01/2043                                             4,255
                      15,000  Fulton County, Georgia, Housing Authority Revenue Bonds, VRDN, 1.83%
                              due 12/01/2034 (d)                                                                  15,000


CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2002 (CONTINUED)                                              (IN THOUSANDS)

                      Face
State                Amount                              Issue                                                  Value
Georgia            $ 145,000  Gwinnett County, Georgia, School District, Construction Sales
(concluded)                   Tax Notes, GO, 2.50% due 12/27/2002                                           $    145,341
                      25,000  Gwinnett County, Georgia, Development Authority Revenue Bonds
                              (Civic & Cultural Center Project), VRDN, 1.65% due 9/01/2031 (d)                    25,000
                      12,000  Heard County, Georgia, Development Authority, PCR, Refunding
                              (Georgia Power Company Plant--Wansley), VRDN, 1.90% due 9/01/2029 (d)               12,000
                              Monroe County, Georgia, Development Authority, PCR, Refunding, VRDN,
                              1st Series (d):
                       9,000     (Georgia Power Company Plant), 1.90% due 4/01/2032                                9,000
                      12,200     (Georgia Power Company-Scherer), 1.90% due 7/01/2025                             12,200
                      17,520  Municipal Electric Authority, Georgia, Revenue Refunding Bonds
                              (Project One), VRDN, Sub-Series E, 1.70% due 1/01/2026 (d)                          17,520
                      15,995  Municipal Securities Trust Certificates Revenue Bonds, VRDN, AMT,
                              Series 2002-186, Class A, 1.75% due 2/25/2021 (d)                                   15,995
                       9,600  Putnam County, Georgia, Development Authority, PCR, Refunding
                              (Georgia Power Company Plant Project), VRDN, 1.90% due 4/01/2032 (d)                 9,600

Hawaii--0.4%           7,930  Eagle Tax-Exempt Trust, Hawaii, VRDN, Series 2001, Class 1101,
                              1.77% due 7/01/2011 (d)                                                              7,930
                              Hawaii State, GO (d):
                       7,220     FLOATS, Series 605, 1.76% due 8/01/2015 (c)                                       7,220
                      28,740     VRDN, Series II-R-126, 1.77% due 1/01/2013 (b)                                   28,740

Idaho--0.5%           45,500  Idaho State, GO, TAN, 3% due 6/30/2003                                              45,959

Illinois--12.4%       14,285  ABN Amro Munitops Certificates Trust, GO, VRDN, Series 2001-31, 1.75%
                              due 1/01/2009 (c)(d)                                                                14,285
                      14,500  Chicago O'Hare International Airport, Illinois, CP, Series 2001-A,
                              1.57% due 11/19/2002                                                                14,500
                      15,050  Chicago, Illinois, GO, VRDN, Series B, 1.65% due 1/01/2012 (d)                      15,050
                      78,500  Chicago, Illinois, Metropolitan Water Reclamation District, Greater
                              Chicago Area, GO, Refunding, VRDN, Series A, 1.65% due 12/01/2031 (d)               78,500
                      53,000  Chicago, Illinois, Midway Airport Revenue Bonds, Second Lien, VRDN,
                              AMT, Series A, 1.95% due 1/01/2029 (d)(f)                                           53,000
                              Chicago, Illinois, O'Hare International Airport Revenue Bonds
                              (American Airlines), DATES (d):
                      31,250     Series A, 1.90% due 12/01/2017                                                   31,250
                      32,700     Series B, 1.90% due 12/01/2017                                                   32,700
                       6,000     Series D, 1.85% due 12/01/2017                                                    6,000
                       5,535  Chicago, Illinois, O'Hare International Airport Revenue Bonds
                              (General Airport Second Lien), VRDN, Series B, 1.65% due 1/01/2015 (d)               5,535
                      14,300  Chicago, Illinois, O'Hare International Airport, Special Facilities
                              Revenue Bonds (Compagnie Nationale--Air France), VRDN, AMT, 1.80%
                              due 5/01/2018 (d)                                                                   14,300
                      26,100  Chicago, Illinois, Revenue Bonds (Homestart Program), VRDN, Series A,
                              1.75% due 6/01/2005 (d)                                                             26,100
                      10,000  Cook County, Illinois, Capital Improvement, GO, VRDN, Series B, 1.59%
                              due 11/01/2031 (d)                                                                  10,000
                      19,800  Cook County, Illinois, GO, Series A, 6.60% due 11/15/2002 (a)(f)                    20,315
                      11,000  Eagle Tax-Exempt Trust, Chicago Board of Education, VRDN, Series 01,
                              Class 1309, 1.77% due 12/01/2026 (d)                                                11,000
                              Eagle Tax-Exempt Trust, Chicago, Illinois, GO, VRDN, Class 1301 (d):
                      14,380     Series 95, 1.77% due 1/01/2024                                                   14,380
                       9,900     Series 98, 1.77% due 1/01/2017                                                    9,900
                      30,000  Eagle Tax-Exempt Trust, Cook County, Illinois, VRDN, Series 02,
                              Class 1303, 1.77% due 11/15/2025 (d)                                                30,000
                      14,355  Eagle Tax-Exempt Trust, Illinois Metropolitan Expo Center, VRDN,
                              Series 98, Class 1306, 1.77% due 6/15/2029 (d)                                      14,355



CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2002 (CONTINUED)                                              (IN THOUSANDS)

                      Face
State                Amount                              Issue                                                  Value
Illinois                      Eagle Tax-Exempt Trust, Illinois, VRDN, GO (d):
(continued)        $  11,000     Series 1, Class 1307, 1.77% due 11/01/2022                                 $     11,000
                      11,100     Series 2, Class 1302, 1.77% due 2/01/2027                                        11,100
                      27,300  Illinois Development Finance Authority Revenue Bonds (Saint Vincent
                              de Paul Project), VRDN, Series A, 1.70% due 11/15/2039 (d)                          27,300
                      41,500  Illinois Development Finance Authority, Revenue Refunding Bonds
                              (Provena Health), VRDN, Series B, 2% due 5/01/2028 (d)(f)                           41,500
                       5,000  Illinois Development Finance Authority, Water Facilities Revenue
                              Refunding Bonds (Illinois American Water Company), VRDN, AMT,
                              1.80% due 3/01/2032 (d)                                                              5,000
                              Illinois Educational Facilities Authority Revenue Bonds, VRDN (d):
                       8,450     (The Art Institute of Chicago), 1.70% due 3/01/2027                               8,450
                      66,000     (The Art Institute of Chicago), 1.70% due 3/01/2034                              66,000
                       4,900     (Chicago Historical Society), 1.65% due 12/01/2025                                4,900
                              Illinois Educational Facilities Authority, Revenue Refunding Bonds,
                              VRDN (d):
                      30,300     (Art Institute of Chicago), 1.70% due 3/01/2027                                  30,300
                      17,800     (Northwestern University), 1.70% due 12/01/2025                                  17,800
                              Illinois HDA, M/F Housing Revenue Bonds (Danbury Court Apartments),
                              VRDN, AMT (d):
                       6,300     Series A, 1.76% due 5/01/2037                                                     6,300
                         450     Series B, 1.86% due 5/01/2037                                                       450
                              Illinois Health Facilities Authority Revenue Bonds (Revolving Fund--
                              Pooled), VRDN (d):
                      50,000     Series B, 1.70% due 8/01/2020                                                    50,000
                       7,000     Series F, 1.70% due 8/01/2015                                                     7,000
                              Illinois Health Facilities Authority Revenue Bonds, VRDN (d):
                      37,000     (Central DuPage Health), Series B, 1.90% due 11/01/2027                          37,000
                      42,700     (Central DuPage Health), Series C, 1.90% due 11/01/2027                          42,700
                      11,200     (Northwestern Memorial Hospital), 1.85% due 8/15/2025                            11,200
                              Illinois Health Facilities Authority, Revenue Refunding Bonds, VRDN (d):
                      18,660     (Little Company of Mary Hospital), Series A, 1.80% due 8/15/2021 (f)             18,660
                       6,000     (Northwestern Memorial Hospital), Series B, 1.85% due 8/15/2009                   6,000
                      61,800     (Resurrection Health Care), Series A, 1.85% due 5/15/2029 (e)                    61,800
                      16,700     (Resurrection Health Care), Series B, 1.70% due 5/15/2029 (e)                    16,700
                      50,705     (University of Chicago Hospitals), 1.90% due 8/01/2026 (f)                       50,705
                              Illinois Health Facility (Evanston Hospital), CP:
                      13,000     1.35% due 10/17/2002                                                             13,000
                      25,000     1.50% due 11/21/2002                                                             25,000
                      18,815  Illinois State, FLOATS, Series SG-60, 1.75% due 8/01/2019 (d)                       18,815
                       6,000  Illinois State, GO, Refunding, MERLOTS, Series A-49, 1.75% due
                              8/01/2013 (d)(f)                                                                     6,000
                      12,485  Illinois State Toll Highway Authority, Toll Highway Priority Revenue
                              Bonds, Series A, 6.375% due 1/01/2003 (b)                                           13,212
                       4,500  Illinois Student Assistance Commission, Student Loan Revenue Bonds,
                              VRDN, AMT, Series A, 1.80% due 3/01/2006 (d)                                         4,500
                      10,000  Madison County, Illinois, Environmental Improvement Revenue Bonds
                              (Shell Wood River Project), VRDN, AMT, Series A, 1.95% due 3/01/2033 (d)            10,000
                              Municipal Securities Trust Certificates, GO, Refunding, VRDN,
                              Class A (c)(d):
                      29,085     Series 2001-145, 1.75% due 11/15/2029                                            29,085
                      33,895     Series 2002-191, 1.85% due 3/18/2019                                             33,895
                      29,950  Municipal Securities Trust Certificates Revenue Bonds, VRDN, AMT,
                              Series 2001-151, Class A, 1.90% due 6/30/2015 (a)(d)                                29,950
                              Municipal Securities Trust Certificates, Revenue Refunding Bonds,
                              VRDN, Class A (d):
                      25,445     AMT, Series 2000-93, 1.90% due 10/04/2012 (a)                                    25,445
                      31,615     Series 2001-157, 1.75% due 10/05/2017 (c)                                        31,615



CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2002 (CONTINUED)                                              (IN THOUSANDS)

                      Face
State                Amount                              Issue                                                  Value
Illinois           $  21,350  Regional Transportation Authority, Illinois, FLOATS, Series SG-82,
(concluded)                   1.75% due 6/01/2025 (d)                                                       $     21,350
                              Regional Transportation Authority, Ilinois, GO, MERLOTS (d):
                      19,995     Series A24, 1.75% due 7/01/2032 (f)                                              19,995
                       5,000     Series A41, 1.75% due 6/01/2017 (c)                                               5,000
                              Southwestern Illinois Development Authority, Solid Waste Disposal
                              Revenue Bonds (Shell Oil Company--Wood River Project), VRDN, AMT (d):
                      11,100     1.95% due 8/01/2021                                                              11,100
                      10,600     1.95% due 4/01/2022                                                              10,600
                       7,000  Will County, Illinois, Exempt Facilities Revenue Bonds (Amoco Chemical
                              Company Project), VRDN, AMT, 1.95% due 3/01/2028 (d)                                 7,000

Indiana--4.0%         10,000  ABN Amro Munitops Certificates Trust, VRDN, Series 1998-5, 1.75% due
                              4/05/2006 (d)(e)                                                                    10,000
                      13,000  Goshen, Indiana, EDR, Refunding (Goshen College Project), VRDN,
                              1.70% due 10/01/2037 (d)                                                            13,000
                       5,800  Hammond, Indiana, PCR, Refunding (Amoco Oil Company Project), VRDN,
                              1.85% due 2/01/2022 (d)                                                              5,800
                       5,875  Indiana Bond Bank Revenue Bonds, FLOATS, Series 670, 1.76% due
                              10/01/2022 (d)(f)                                                                    5,875
                              Indiana Health Facilities Financing Authority, Hospital Revenue Bonds,
                              VRDN (d):
                      83,500     (Clarian Health Obligation Group), Series C, 1.70% due 3/01/2030                 83,500
                      15,000     (Community Hospitals Project), Series A, 1.75% due 7/01/2027                     15,000
                              Indiana Health Facilities Financing Authority, Hospital Revenue
                              Refunding Bonds (Clarian Health Partners), VRDN (d):
                      51,800     Series B, 1.75% due 2/15/2026                                                    51,800
                      50,800     Series C, 1.75% due 2/15/2026                                                    50,800
                       2,550  Indiana Health Facilities Financing Authority Revenue Bonds (Capital
                              Access Designated Pool), VRDN, 1.70% due 1/01/2012 (d)                               2,550
                      67,190  Indiana Health Facilities Financing Authority, Revenue Refunding Bonds
                              (Ascension Health Credit), VRDN, Series B, 1.70% due 11/15/2039 (d)                 67,190
                      41,330  Indiana Secondary Market Educational Loans Inc., Educational Loan
                              Revenue Bonds, VRDN, AMT, Series B, 1.70% due 12/01/2014 (a)(d)                     41,330
                       9,000  Indianapolis, Indiana, Gas Utility Distribution System (Citizens Gas),
                              CP, Series 2001, 1.42% due 11/06/2002                                                9,000
                      34,995  Municipal Securities Trust Certificates, GO, VRDN, Series 2002-192,
                              Class A, 1.75% due 6/18/2014 (d)(f)                                                 34,995
                       7,600  Whiting, Indiana, Industrial Sewer and Solid Waste Disposal Revenue
                              Refunding Bonds (Amoco Oil Company Project), VRDN, AMT, 1.95% due
                              1/01/2026 (d)                                                                        7,600

Iowa--0.4%            30,000  Iowa State School Cash Anticipation Program, TRAN, 2.75% due
                              6/20/2003 (e)                                                                       30,234
                      14,500  Iowa Student Loan Liquidity Corporation, Student Loan Revenue Bonds,
                              VRDN, AMT, Series B, 1.75% due 12/01/2013 (a)(d)                                    14,500

Kansas--0.3%           9,100  Butler County, Kansas, Solid Waste Disposal Facilities Revenue Bonds
                              (Texaco Refining and Marketing), VRDN, AMT, Series A, 1.95%
                              due 8/01/2024 (d)                                                                    9,100
                      17,200  Kansas State Development Finance Authority, Health Facilities Revenue
                              Bonds (Stormont-Vail), VRDN, Series M, 1.90% due 11/15/2023 (d)(f)                  17,200

Kentucky--3.6%         5,100  Ashland, Kentucky, PCR, Refunding (Calgon Carbon Corporation Project),
                              FLOATS, Series A, 1.95% due 10/01/2006 (d)                                           5,100
                      20,930  Carroll County, Kentucky, PCR (Kentucky Utility Company Project), CP,
                              Series A, 1.55% due 11/20/2002                                                      20,930



CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2002 (CONTINUED)                                              (IN THOUSANDS)

                      Face
State                Amount                              Issue                                                  Value
Kentucky                      Daviess County, Kentucky, Solid Waste Disposal Facility Revenue Bonds
(concluded)                   (Scott Paper Company Project), VRDN, AMT (d):
                   $  44,100     Series A, 1.75% due 12/01/2023                                             $     44,100
                      16,300     Series A, 1.75% due 5/01/2024                                                    16,300
                      26,200     Series B, 1.75% due 12/01/2023                                                   26,200
                      21,700     Series B, 1.75% due 5/01/2024                                                    21,700
                      16,000  Jefferson County, Kentucky, PCR, CP, 1.40% due 10/01/2002                           16,000
                      75,000  Kentucky Association of Counties, Advance Revenue Cash Flow
                              Borrowing, COP, TRAN, 3% due 6/30/2003                                              75,728
                      19,155  Kentucky Economic Development Finance Authority, Hospital Facilities
                              Revenue Refunding Bonds (Baptist Healthcare), VRDN, Series C, 1.85%
                              due 8/15/2031 (d)(f)                                                                19,155
                      38,300  Kentucky State Pollution Abatement and Water Resource Finance
                              Authority Revenue Bonds (Toyota Motors), VRDN, AMT, 3.25% due
                              8/13/2006 (d)                                                                       38,300
                       5,900  Kentucky State Property and Buildings Commission, Revenue Refunding
                              Bonds, FLOATS, Series 575, 1.76% due 2/01/2017 (d)(e)                                5,900
                      36,475  Kentucky State Turnpike Authority, Resource Recovery Road Revenue
                              Bonds, FLOATS, Series 488, 1.76% due 7/01/2007 (d)(e)                               36,475
                      20,330  Logan/Todd, Kentucky, Regional Water Commission Revenue Refunding
                              Bonds, BAN, 3% due 8/01/2003                                                        20,551
                      14,700  Trimble County, Kentucky, PCR, CP, 1.35% due 10/01/2002                             14,700

Louisiana--2.7%        5,100  Ascension Parish, Louisiana, PCR, Refunding (Shell Oil Company
                              Project), VRDN, 1.90% due 9/01/2023 (d)                                              5,100
                      17,700  Ascension Parish, Louisiana, Revenue Bonds (BASF Corporation
                              Project), VRDN, AMT, 2% due 3/01/2025 (d)                                           17,700
                      31,500  Calcasieu Parish, Louisiana, IDB, Environmental Revenue Refunding
                              Bonds (Citgo Petroleum Corp.), VRDN, AMT, 1.95% due 3/01/2025 (d)                   31,500
                              East Baton Rouge, Louisiana, Mortgage Finance Authority Revenue Bonds
                              (Convertible Program Notes), VRDN (d):
                      22,500     Series A-R-2, 1.621% due 3/10/2005                                               22,500
                      11,680     Series A-R-3, 1.921% due 3/10/2005                                               11,680
                      25,000  Jefferson Parish, Louisiana, Hospital Service District Number 001,
                              Hospital Revenue Bonds (West Jefferson Medical Center), VRDN,
                              Series B, 1.70% due 1/01/2028 (d)(e)                                                25,000
                      35,115  Louisiana Local Government, Environmental Facilities, Community
                              Development Authority Revenue Bonds (LCDA Loan Financing Program),
                              VRDN, Series A, 2.05% due 6/01/2031 (d)                                             35,115
                      21,645  Louisiana Public Facilities Authority Revenue Bonds (Equipment and
                              Capital Facilities Loan Program), VRDN, Series B, 1.76% due 7/01/2023 (d)           21,645
                       2,845  Louisiana State GO, FLOATS, Series 667, 1.78% due 4/01/2019 (c)(d)                   2,845
                       5,100  Louisiana State Offshore Terminal Authority, Deepwater Port Revenue
                              Refunding Bonds (First Stage A-Loop Inc.), VRDN, 1.90% due 9/01/2008 (d)             5,100
                      24,200  Plaquemines Parish, Louisiana, Environmental Revenue Bonds
                              (BP Exploration & Oil), VRDN, AMT, 1.95% due 10/01/2024 (d)                         24,200
                       4,400  Saint Charles Parish, Louisiana, PCR, Refunding (Shell Oil Company
                              Project), VRDN, 1.70% due 6/01/2005 (d)                                              4,400
                              Saint Charles Parish, Louisiana, PCR (Shell Oil Company--Norco Project),
                              VRDN, AMT (d):
                      24,400     1.95% due 11/01/2021                                                             24,400
                      15,100     1.95% due 9/01/2023                                                              15,100
                      21,000     Series A, 1.95% due 10/01/2022                                                   21,000
                       4,400  South Louisiana Port Commission, Port Revenue Refunding Bonds
                              (Occidental Petroleum), VRDN, 1.65% due 7/01/2018 (d)                                4,400



CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2002 (CONTINUED)                                              (IN THOUSANDS)

                      Face
State                Amount                              Issue                                                  Value
Maryland--         $   5,245  Anne Arundel County, Maryland, Pollution Revenue Bonds (Baltimore
1.2%                          Gas & Electric Company), VRDN, 2.20% due 7/01/2014 (d)                        $      5,245
                      35,700  Baltimore, Maryland, Port Facilities Revenue Bonds (Occidental
                              Petroleum), FLOATS, 1.35% due 10/14/2011 (d)                                        35,700
                              Maryland State Community Development Administration, Department of
                              Housing and Community Development, Residential Revenue Refunding Bonds:
                      18,000     AMT, Series C, 1.65% due 12/19/2002                                              18,000
                       4,000     Series B, 1.60% due 12/19/2002                                                    4,000
                      36,300  Maryland State Energy Financing Administration, Solid Waste Disposal
                              Revenue Bonds (Cimenteries Project), VRDN, AMT, 1.95% due 5/01/2035 (d)             36,300
                      12,250  Maryland State Health and Higher Educational Facilities Authority,
                              Revenue Refunding Bonds (Pooled Loan Program), VRDN, Series B, 1.65%
                              due 4/01/2035 (d)                                                                   12,250
                       7,500  Montgomery County, Maryland, Consolidated Public Improvement, BAN,
                              CP, Series 2002, 1.30% due 10/09/2002                                                7,500

Massachusetts--       10,000  Eagle Tax-Exempt Trust, Massachusetts Commuter Facilities, VRDN,
2.1%                          Series 2001, Class 2101, 1.63% due 6/15/2033 (d)                                    10,000
                      53,925  Franklin, Massachusetts, GO, BAN, 3% due 5/01/2003                                  54,233
                       6,150  Hudson, Massachusetts, GO, BAN, 3% due 5/14/2003                                     6,186
                      60,000  Massachusetts, GO, CP, Series F, 1.80% due 10/04/2002                               60,000
                       4,995  Massachusetts State, GO, Refunding, VRDN, Series II-R-104, 1.60% due
                              12/01/2010 (d)                                                                       4,995
                      21,320  Massachusetts State Water Resource Authority, Revenue Refunding Bonds,
                              VRDN, Series A, 1.50% due 8/01/2023 (c)(d)                                          21,320
                      12,166  Mattapoisett, Massachusetts, GO, BAN, 3% due 5/01/2003                              12,229
                      22,000  Natick, Massachusetts, GO, BAN, 3% due 5/01/2003                                    22,122
                      17,940  Peabody, Massachusetts, GO, Refunding, BAN, 3% due 4/14/2003                        18,034

Michigan--1.7%         4,615  Detroit Michigan, City School District, GO, VRDN, Series A, 1.62% due
                              5/01/2029 (d)(e)                                                                     4,615
                       8,460  Holly, Michigan, Area School District, FLOATS, Series SG-50, 1.75% due
                              5/01/2020 (d)                                                                        8,460
                              Kent Hospital Finance Authority, Michigan, Revenue Refunding Bonds
                              (Spectrum Health), VRDN (d)(f):
                      24,200     Series B, 1.70% due 1/15/2026                                                    24,200
                      16,800     Series C, 1.70% due 1/15/2026                                                    16,800
                      22,000  Michigan State Hospital Finance Authority, Revenue Refunding Bonds,
                              MERLOTS, Series K, 1.95% due 11/15/2023 (d)(f)                                      22,000
                      16,505  Municipal Securities Trust Certificates, Revenue Refunding Bonds
                              (Michigan State Hospital), VRDN, Series 1997-24, Class A, 1.75% due
                              12/01/2005 (d)(e)                                                                   16,505
                      76,920  Wayne Charter County, Michigan, Airport Revenue Bonds (Detroit
                              Metropolitan Wayne County), VRDN, AMT, Series A, 1.75% due
                              12/01/2032 (c)(d)                                                                   76,920

Minnesota--1.5%       15,000  City of Rochester, Minnesota, CP, Series 2001-C, 1.50% due 10/16/2002               15,000
                      46,825  Eagle Tax-Exempt Trust, Minnesota, GO, VRDN, Series 93-A, 1.77% due
                              8/01/2003 (d)                                                                       46,825
                       4,585  Northern Municipal Power Agency, Minnesota, Electric System Revenue
                              Refunding Bonds, VRDN, Series II-R-32, 1.65% due 1/01/2013 (d)(e)                    4,585
                      81,000  Rochester, Minnesota, Health Care Facilities, Revenue Bonds, CP,
                              Series 1992-B, 1.40% due 10/07/2002                                                 81,000

Mississippi--0.8%      7,000  Jackson County, Mississippi, Industrial Sewer Facilities Revenue Bonds
                              (Chevron U.S.A. Inc. Project), VRDN, AMT, 1.95% due 12/15/2024 (d)                   7,000
                       6,000  Mississippi Business Finance Corporation, Mississippi Solid Waste
                              Disposal Revenue Bonds (Mississippi Power Company Project), VRDN,
                              AMT, 1.90% due 7/01/2025 (d)                                                         6,000



CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2002 (CONTINUED)                                              (IN THOUSANDS)

                      Face
State                Amount                              Issue                                                  Value
Mississippi        $   3,520  Mississippi Business Finance Corporation, Mississippi, Solid Waste
(concluded)                   Disposal Revenue Refunding Bonds (Mississippi Power Company
                              Project), VRDN, AMT, 1.90% due 5/01/2028 (d)                                  $      3,520
                      12,500  Mississippi Home Corporation, Lease Purpose Revenue Bonds, VRDN,
                              1.78% due 10/01/2007 (d)                                                            12,500
                              Mississippi Hospital Equipment and Facilities Authority Revenue
                              Bonds, VRDN (d):
                      19,300     (Baptist Memorial Hospital Project), 1.71% due 5/01/2021                         19,300
                      25,900     (Mississippi Baptist Medical Center), 1.72% due 7/01/2012                        25,900
                       5,800     (North Mississippi Health Services), Series 1, 1.70% due 5/15/2030                5,800

Missouri--1.6%        20,800  Missouri Development Finance Board, Cultural Facilities Revenue
                              Bonds (Nelson Gallery Foundation), VRDN, Series B, 1.85% due
                              12/01/2031 (d)(f)                                                                   20,800
                              Missouri Higher Education Loan Authority, Student Loan Revenue Bonds,
                              VRDN, AMT (d):
                       7,800     Series A, 1.70% due 6/01/2017                                                     7,800
                      37,800     Series B, 1.70% due 6/01/2020                                                    37,800
                              Missouri State Health and Educational Facilities Authority, Educational
                              Facilities Revenue Refunding Bonds (Washington University), VRDN (d):
                      22,700     Series A, 1.85% due 9/01/2030                                                    22,700
                      16,800     Series B, 1.85% due 9/01/2030                                                    16,800
                      49,835  Tobacco Settlement Financing Authority, Missouri, General Fund Revenue
                              Bonds, Temporary Notes, Series A, 1.60% due 6/15/2003                               49,863

Nebraska--0.9%         3,100  NebHelp Inc., Nebraska, Revenue Bonds (Student Loan Program), VRDN,
                              Series C, 1.70% due 12/01/2015 (d)(f)                                                3,100
                      24,000  Nebraska Investment Finance Authority, S/F Housing Revenue Refunding
                              Bonds, VRDN, AMT, Series E, 1.80% due 9/01/2033 (d)                                 24,000
                      35,000  Nebraska Public Power District, CP, 1.35% due 10/18/2002                            35,000
                      30,000  Omaha, Nebraska, Public Power District, Electric Revenue Bonds, CP,
                              1.45% due 11/05/2002                                                                30,000

Nevada--1.2%          29,185  ABN Amro Munitops Certificates Trust, VRDN, Series 1999-15, 1.74%
                              due 1/02/2008 (d)                                                                   29,185
                      84,090  Clark County, Nevada, Airport Improvement Revenue Refunding Bonds,
                              VRDN, Series A, 1.65% due 7/01/2012 (d)(f)                                          84,090
                       6,795  Nevada Housing Division Revenue Bonds (Multi-Unit Housing--Mesquite),
                              VRDN, AMT, Series B, 2% due 5/01/2028 (d)                                            6,795

New Hampshire--        7,415  New Hampshire State Business Finance Authority, Resource Recovery
0.1%                          Revenue Refunding Bonds (Wheelabrator), VRDN, Series A, 1.70%
                              due 1/01/2018 (d)                                                                    7,415
                       5,400  New Hampshire State HFA, M/F Housing Revenue Bonds (P.R.A.
                              Properties--Pheasant Run Project), VRDN, AMT, 1.85% due 5/01/2025 (d)                5,400

New Jersey--          17,200  Atlantic City, New Jersey, GO, BAN, 2.75% due 4/07/2003                             17,257
1.2%                  14,000  Bayonne, New Jersey, Municipal Utilities Authority, Revenue Refunding
                              Bonds (Water Project Notes), 5.35% due 6/26/2003                                    14,323
                      10,000  Jersey City, New Jersey, GO, BAN, 2.25% due 2/28/2003                               10,024
                      75,000  New Jersey State, TRAN, 3% due 6/12/2003                                            75,774

New Mexico--          45,000  New Mexico State, TRAN, 3% due 6/30/2003                                            45,494
0.5%

New York--2.4%        16,279  Afton, New York, Central School District, GO, Refunding, BAN, 2.75%
                              due 5/22/2003                                                                       16,364
                      24,700  Eagle Tax-Exempt Trust, New York State (Memorial Sloan), VRDN, Series
                              98, Class 3202, 1.68% due 7/01/2023 (d)                                             24,700
                      10,900  Fonda-Fultonville, New York, Central School District, GO, BAN, 3% due
                              4/11/2003                                                                           10,937



CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2002 (CONTINUED)                                              (IN THOUSANDS)

                      Face
State                Amount                              Issue                                                  Value
New York           $  12,000  Hempstead, New York, Union Free School District, GO, TAN, 2.75%
(concluded)                   due 6/26/2003                                                                 $     12,084
                      15,000  Johnson City, New York, Central School District, GO, BAN, 2.75%
                              due 6/25/2003                                                                       15,107
                      12,600  Metropolitan Transportation Authority, New York, Dedicated Tax Fund
                              Revenue Refunding Bonds, VRDN, Series B, 1.65% due 11/01/2022 (d)(e)                12,600
                      35,000  Monroe County, New York, GO, RAN, 2.50% due 4/15/2003                               35,189
                      10,200  New York City, New York, City Health and Hospital Corporation,
                              Revenue Refunding Bonds, Series A, 6.30% due 2/15/2003 (b)                          10,443
                      21,500  New York City, New York, City Municipal Water Finance Authority,
                              Water and Sewer System Revenue Refunding Bonds, MSTR, VRDN,
                              Series SGB-27, 1.68% due 6/15/2024 (d)(e)                                           21,500
                      22,000  New York State Mortgage Agency Revenue Bonds, VRDN, AMT, Series B,
                              2.20% due 10/01/2003 (d)                                                            22,000
                       6,796  Northport-East Northport, New York, Union Free School District, GO,
                              BAN, 2.75% due 4/30/2003                                                             6,822
                      20,934  Sandy Creek, New York, Central School District, GO, Refunding, BAN,
                              2.50% due 6/27/2003                                                                 21,053
                       5,000  South Huntington, New York, Union Free School District, GO, TAN,
                              2.50% due 6/26/2003                                                                  5,033
                      15,000  Starpoint, New York, Central School District, GO, BAN, 2.75% due
                              6/27/2003                                                                           15,110
                       8,000  West Islip, New York, Union Free School District, GO, TAN, 2.50%
                              due 6/27/2003                                                                        8,054

North Carolina--      41,970  Charlotte, North Carolina, Airport Revenue Bonds, VRDN, Series D,
1.0%                          1.65% due 7/01/2029 (d)(f)                                                          41,970
                      31,560  Charlotte, North Carolina, Airport Revenue Refunding Bonds, VRDN,
                              Series A, 1.70% due 7/01/2016 (d)(f)                                                31,560
                      19,995  Municipal Securities Trust Certificates, GO, Refunding, VRDN,
                              Series 2002-201, Class A, 1.75% due 4/12/2017 (d)                                   19,995
                      10,000  Municipal Securities Trust Certificates, GO, VRDN, Series 2001-125,
                              Class A, 1.90% due 7/23/2015 (d)                                                    10,000
                         900  North Carolina Medical Care Commission, Hospital Revenue Bonds
                              (Pooled Financing Project), VRDN, ACES, Series A, 1.85% due
                              10/01/2020 (d)                                                                         900

Ohio--1.1%            15,500  Butler County, Ohio, Healthcare Facilities Revenue Refunding and
                              Improvement Bonds (Lifesphere Project), VRDN, 1.70% due 5/01/2027 (d)               15,500
                              Clinton County, Ohio, Hospital Revenue Bonds (Ohio Hospital Capital
                              Asset Inc.--Pooled Loan), VRDN (d):
                       2,905     2.10% due 6/01/2028                                                               2,905
                      11,365     1.90% due 7/01/2029                                                              11,365
                      22,275  Eagle Tax-Exempt Trust, Ohio State Turnpike, VRDN, Series 98,
                              Class 3503, 1.77% due 2/15/2026 (d)                                                 22,275
                      10,500  Eagle Tax-Exempt Trust, Ohio, Water Authority Revenue Bonds
                              (Ohio Edison), VRDN, Series 95, Class 3502, 1.77% due 7/01/2015 (d)                 10,500
                      16,305  Franklin County, Ohio, Hospital Revenue Refunding and Improvement
                              Bonds (U.S. Health Corporation), VRDN, Series A, 1.70% due 12/01/2021 (d)           16,305
                       1,865  Ohio HFA, M/F Housing Revenue Bonds (Kenwood Congregate--Retire),
                              VRDN, 1.25% due 12/01/2015 (d)                                                       1,865
                       9,600  Ohio HFA, Revenue Bonds, ROCS, AMT, Series II-R-187, 1.66% due
                              9/01/2007 (d)                                                                        9,600
                       7,000  Ohio State Air Quality Development Authority, Environmental Improvement
                              Revenue Bonds (Cincinnati Gas & Electric Project), VRDN, Series A,
                              1.85% due 12/01/2015 (d)                                                             7,000
                      12,300  Ohio State Air Quality Development Authority Revenue Bonds, VRDN,
                              Series B, 1.85% due 12/01/2015 (d)                                                  12,300
                       5,000  Ohio State, GO, FLOATS, Series 603, 1.76% due 9/15/2020 (d)                          5,000



CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2002 (CONTINUED)                                              (IN THOUSANDS)

                      Face
State                Amount                              Issue                                                  Value
Oklahoma--         $  35,000  Oklahoma County, Oklahoma, Finance Authority Revenue Bonds (Oklahoma
1.5%                          County Housing Preservation), VRDN, 1.83% due 1/01/2033 (d)                   $     35,000
                      15,000  Oklahoma County, Oklahoma, Home Finance Authority, S/F Mortgage
                              Revenue Bonds, VRDN, Series C-R2, 1.621% due 12/11/2003 (d)                         15,000
                     103,925  Oklahoma State Industries Authority Revenue Refunding Bonds (Integris
                              Baptist), VRDN, Series B, 1.90% due 8/15/2029 (d)(f)                               103,925

Oregon--1.5%          11,730  ABN Amro Munitops Certificates Trust, GO, VRDN, Series 2001-4, 1.75%
                              due 6/01/2009 (d)(f)                                                                11,730
                       4,250  Gilliam County, Oregon, Solid Waste Disposal Revenue Bonds (Waste
                              Management Inc. Project), VRDN, 1.80% due 7/01/2027 (d)                              4,250
                       7,330  Oregon State Health, Housing, Educational and Cultural Facilities
                              Authority Revenue Bonds (Sacred Heart Medical Center), VRDN, Series A,
                              1.75% due 11/01/2028 (d)                                                             7,330
                     125,190  Oregon State, TAN, Series A, 3.25% due 5/01/2003                                   126,085

Pennsylvania--        11,800  Allegheny County, Pennsylvania, IDA, Health and Housing Facilities
2.4%                          Revenue Refunding Bonds (Longwood at Oakmont Inc.), VRDN, Senior
                              Series B, 1.95% due 7/01/2027 (d)                                                   11,800
                       2,500  Butler County, Pennsylvania, IDA, IDR, Refunding (Wetterau Finance Co.
                              Project), VRDN, 1.75% due 12/01/2014 (d)                                             2,500
                      42,000  Dauphin County, Pennsylvania, General Authority Revenue Refunding
                              Bonds (School District Pooled Financing Program II), VRDN, 1.70% due
                              9/01/2032 (a)(d)                                                                    42,000
                       6,000  Delaware Valley, Pennsylvania, Regional Finance Authority, Local
                              Government Revenue Bonds, VRDN, Mode 1, 1.70% due 8/01/2016 (d)                      6,000
                      18,735  Eagle Tax-Exempt Trust, Pennsylvania, GO, VRDN, Series 94, Class 3803,
                              1.77% due 5/01/2008 (d)                                                             18,735
                              Emmaus, Pennsylvania, General Authority Revenue Bonds, VRDN (d):
                      24,200     1.65% due 12/01/2028 (e)                                                         24,200
                      13,200     (Pennsylvania Loan Program), Series A, 1.70% due 3/01/2030 (e)                   13,200
                       7,500     Series D, 1.80% due 3/01/2024                                                     7,500
                       5,200     Series G, 1.80% due 3/01/2024                                                     5,200
                       5,600  Huntingdon County, Pennsylvania, General Authority, College Revenue
                              Bonds (Juniata College Project), VRDN, Series A, 2.05% due 5/01/2026 (d)             5,600
                      12,000  Lackawanna County, Pennsylvania, GO, MSTR, VRDN, Series SGB-38, 1.77%
                              due 9/15/2020 (d)                                                                   12,000
                      50,000  Pennsylvania State Higher Education Assistance Agency, Student Loan
                              Revenue Bonds, VRDN, AMT, Series A, 1.75% due 6/01/2029 (a)(d)                      50,000
                       2,900  Pennsylvania State Higher Educational Facilities Authority Revenue
                              Bonds (Association of Independent Colleges and Universities), VRDN,
                              Series H-9, 2.20% due 5/01/2031 (d)                                                  2,900
                              Pennsylvania State Turnpike Commission, Turnpike Revenue Refunding
                              Bonds, VRDN (d):
                      20,000     Series A-1, 1.70% due 12/01/2030                                                 20,000
                       8,800     Series A-3, 1.70% due 12/01/2032                                                  8,800
                       6,000     Series U, 1.70% due 12/01/2019                                                    6,000

Rhode Island--        35,000  Rhode Island Convention Center Authority, Revenue Refunding Bonds,
0.6%                          VRDN, Series A, 1.65% due 5/15/2027 (d)                                             35,000
                      26,160  Rhode Island State and Providence Plantations, GO, FLOATS, Series 568,
                              1.76% due 9/01/2017 (d)(f)                                                          26,160



CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2002 (CONTINUED)                                              (IN THOUSANDS)

                      Face
State                Amount                              Issue                                                  Value
South              $  12,195  ABN Amro Munitops Certificates Trust, GO, VRDN, Series 2001-37, 1.75%
Carolina--1.2%                due 2/01/2010 (c)(d)                                                          $     12,195
                              Berkeley County, South Carolina, Exempt Facilities, Industrial Revenue
                              Bonds (Amoco Chemical Company Project), VRDN, AMT (d):
                      15,300     1.95% due 4/01/2027                                                              15,300
                       5,700     1.95% due 4/01/2028                                                               5,700
                       9,350  Berkeley County, South Carolina, Pollution Control Facilities, Revenue
                              Refunding Bonds (Amoco Chemical Company Project), VRDN, 1.85% due
                              7/01/2012 (d)                                                                        9,350
                              Florence County, South Carolina, Solid Waste Disposal and Wastewater
                              Treatment Revenue Bonds (Roche Carolina Inc. Project), VRDN, AMT (d):
                      35,000     1.95% due 4/01/2026                                                              35,000
                      19,200     1.95% due 4/01/2027                                                              19,200
                       6,000  Oconee County, South Carolina, PCR, Refunding (Duke Energy Corporation),
                              VRDN, Series A, 1.90% due 2/01/2017 (d)                                              6,000
                              South Carolina Jobs EDA, Economic Development Revenue Bonds
                              (Wellman Inc. Project), VRDN, AMT (d):
                       5,400     2% due 12/01/2010                                                                 5,400
                      12,095     1.95% due 12/01/2012                                                             12,095

South Dakota--        13,300  Lawrence County, South Dakota, Solid Waste Disposal Revenue Bonds
0.1%                          (Homestake Mining), VRDN, AMT, Series A, 1.95% due 7/01/2032 (d)                    13,300

Tennessee--6.3%               Blount County, Tennessee, Public Building Authority, Local Government
                              Public Improvement Revenue Bonds, VRDN (d):
                       2,500     Series A-1-D, 1.85% due 6/01/2025 (a)                                             2,500
                      10,000     Series A-2-C, 1.85% due 6/01/2021 (a)                                            10,000
                       8,000     Series A-2-E, 1.85% due 6/01/2035 (a)                                             8,000
                      12,000     Series A-3-A, 1.85% due 6/01/2026                                                12,000
                      10,000     Series A-4-A, 1.80% due 6/01/2032                                                10,000
                      16,070  Blount County, Tennessee, Public Building Authority, Local Government
                              Public Improvement Revenue Refunding Bonds, VRDN, Series A-1-B, 1.85%
                              due 6/01/2022 (a)(d)                                                                16,070
                              Clarksville, Tennessee, Public Building Authority Revenue Bonds
                              (Tennessee Municipal Bond Fund--Pooled Financing), VRDN (d):
                      46,405     1.70% due 11/01/2027                                                             46,405
                      84,300     1.70% due 6/01/2029                                                              84,300
                          70     1.90% due 7/01/2031                                                                  70
                              Knoxville, Tennessee, Utilities Board Revenue Bonds, VRDN (d)(e):
                      12,485     (Sub-Electric System), 1.80% due 1/15/2005                                       12,485
                      16,475     (Sub-Gas System), 1.80% due 1/15/2005                                            16,475
                      19,275     (Sub-Wastewater System), 1.80% due 1/15/2005                                     19,275
                       8,100  Loudon, Tennessee, IDB, PCR, Refunding (A.E. Staley Manufacturing
                              Company Project), VRDN, 1.65% due 6/01/2023 (d)                                      8,100
                       4,455  Metropolitan Government of Nashville and Davidson County, Tennessee,
                              Health and Education Facilities Board Revenue Bonds, FLOATS, Series 533,
                              1.88% due 11/15/2016 (d)                                                             4,455
                              Montgomery County, Tennessee, Public Building Authority, Pooled
                              Financing Revenue Bonds, VRDN (d):
                      34,195     (Montgomery County Loan), 1.70% due 7/01/2019                                    34,195
                      36,360     (Tennessee County Loan Pool), 1.70% due 11/01/2027                               36,360



CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2002 (CONTINUED)                                              (IN THOUSANDS)

                      Face
State                Amount                              Issue                                                  Value
Tennessee                     Sevier County, Tennessee, Public Building Authority Revenue Bonds,
(concluded)                   Local Government Public Improvement, VRDN (d):
                   $   7,100     II, Series A-1, 1.73% due 6/01/2024 (a)                                    $      7,100
                       5,560     II, Series E-2, 1.73% due 6/01/2021 (a)                                           5,560
                      15,000     II, Series F-3, 1.73% due 6/01/2005 (a)                                          15,000
                      73,000     III, AMT, Series A, 1.90% due 6/01/2028 (a)                                      73,000
                      10,000     III, Series D-2, 1.73% due 6/01/2017 (a)                                         10,000
                       4,690     III, Series D-6, 1.73% due 6/01/2020 (a)                                          4,690
                      19,100     III, Series E-1, 1.73% due 6/01/2025                                             19,100
                      10,000     III, Series E-4, 1.73% due 6/01/2025                                             10,000
                       6,170     IV, Series A-4, 1.85% due 6/01/2020 (e)                                           6,170
                      10,000     IV, Series B-2, 1.85% due 6/01/2019 (e)                                          10,000
                       7,000     IV, Series B-3, 1.85% due 6/01/2013 (e)                                           7,000
                       6,000     IV, Series B-4, 1.85% due 6/01/2025 (e)                                           6,000
                       4,100     IV, Series B-5, 1.85% due 6/01/2022 (e)                                           4,100
                       9,905     IV, Series B-6, 1.85% due 6/01/2020 (e)                                           9,905
                       9,665     IV, Series D-2, 1.85% due 6/01/2025                                               9,665
                       8,250     IV, Series E-1, 1.85% due 6/01/2030                                               8,250
                       6,635     IV, Series E-3, 1.85% due 6/01/2024                                               6,635
                       3,865     IV, Series E-4, 1.85% due 6/01/2020 (a)                                           3,865
                       6,000     IV, Series G-2, 1.85% due 6/01/2022                                               6,000
                       5,700     Series IV-2, 1.85% due 6/01/2020 (e)                                              5,700
                       5,000     Series IV-3, 1.85% due 6/01/2025 (e)                                              5,000
                      26,000  Shelby County, Tennessee, CP, Series 2000-A, 1.40% due 12/02/2002                   26,000
                      30,000  Shelby County, Tennessee, Health, Education and Housing Facility
                              (Baptist Memorial Hospital), CP, Series 2000, 1.50% due 10/22/2002                  30,000
                      12,000  Shelby County, Tennessee, Health, Educational and Housing Facilities
                              Board Revenue Bonds (Hutchison School Project), VRDN, 1.72% due
                              5/01/2026 (d)                                                                       12,000
                       8,400  Tennessee State, CP, Series A, 1.70% due 10/10/2002                                  8,400

Texas--11.0%                  ABN Amro Munitops Certificates Trust, VRDN (d):
                      15,750     AMT, Series 1998-15, 1.79% due 7/05/2006 (c)                                     15,750
                       9,030     GO, Series 2001-8, 1.75% due 2/15/2007                                            9,030
                      13,500     Series 1998-22, 1.75% due 1/03/2007 (f)                                          13,500
                      29,950     Series 1999-10, 1.75% due 3/07/2007                                              29,950
                       5,075  Aldine, Texas, Independent School District, GO, Refunding, ROCS,
                              Series II-R-158, 1.77% due 2/15/2020 (d)                                             5,075
                       7,445  Austin, Texas, Utility System Revenue Refunding Bonds, ROCS,
                              Series II-R-159, 1.77% due 5/15/2014 (d)(e)                                          7,445
                              Bell County, Texas, Health Facilities Development Corporation, Hospital
                              Revenue Bonds (Scott & White Memorial Hospital), VRDN (d)(f):
                      31,720     Series 2001-1, 1.90% due 8/15/2031                                               31,720
                      63,300     Series 2001-2, 1.90% due 8/15/2031                                               63,300
                      38,145     Series B-1, 1.90% due 8/15/2029                                                  38,145
                      26,500     Series B-2, 1.90% due 8/15/2029                                                  26,500
                      13,950  Bexar County, Texas, Revenue Bonds, FLOATS, Series 454, 1.76% due
                              8/15/2008 (d)(f)                                                                    13,950
                      10,000  Brazos River Authority, Texas, Harbor Navigational District, Brazoria
                              County Revenue Bonds (BASF Corp.), VRDN, AMT, 2% due 4/01/2032 (d)                  10,000
                       8,000  Clear Creek, Texas, Independent School District, GO, Refunding, ROCS,
                              Series II-R-161, 1.77% due 2/15/2021 (d)                                             8,000
                       4,000  Corpus Christi, Texas, Industrial Development Crop, IDR (Dedietrich USA
                              Incorporated Project), VRDN, AMT, 1.90% due 11/01/2008 (d)                           4,000



CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2002 (CONTINUED)                                              (IN THOUSANDS)

                      Face
State                Amount                              Issue                                                  Value
Texas              $  10,000  Dallas-Fort Worth, Texas, International Airport Facility, Improvement
(continued)                   Corporation Revenue Bonds, CP, 1.50% due 10/10/2002                           $     10,000
                       7,850  Dallas-Fort Worth, Texas, International Airport Facility, Improvement
                              Corporation, Revenue Refunding Bonds (United Parcel Service Inc.),
                              VRDN, AMT, 1.80% due 5/01/2032 (d)                                                   7,850
                              Dallas-Fort Worth, Texas, Regional Airport Revenue Bonds, MSTR, VRDN,
                              AMT (d)(f):
                      25,300     Series SGB-49, 1.90% due 11/01/2023                                              25,300
                       9,495     Series SGB-52, 1.80% due 11/01/2017                                               9,495
                              Dallas-Fort Worth, Texas, Regional Airport Revenue Refunding Bonds,
                              MSTR, VRDN (d):
                      15,785     AMT, Series SGB-46, 1.78% due 11/01/2020 (f)                                     15,785
                       6,600     Series SGB-52, 1.77% due 11/01/2015 (c)                                           6,600
                       9,900  Eagle Tax-Exempt Trust, Dallas-Fort Worth, Texas, VRDN, Series 96C,
                              Class 4301, 1.77% due 11/01/2005 (d)                                                 9,900
                       6,000  Eagle Tax-Exempt Trust, Dallas, Texas, VRDN, Series 01, Class 4310,
                              1.77% due 12/01/2026 (d)                                                             6,000
                       4,915  Eagle Tax-Exempt Trust, San Antonio, Texas, VRDN, Series 01,
                              Class 4311, 1.77% due 8/15/2026 (d)                                                  4,915
                       5,300  Grapevine, Texas, Industrial Development Corporation, Airport Revenue
                              Refunding Bonds (Southern Air Transport), VRDN, 1.70% due 3/01/2010 (d)              5,300
                       7,300  Gulf Coast IDA, Texas, Marine Terminal Revenue Bonds (Amoco Oil
                              Company Project), VRDN, AMT, 1.95% due 4/01/2028 (d)                                 7,300
                              Gulf Coast IDA, Texas, Solid Waste Disposal Revenue Bonds (Citgo
                              Petroleum Corporation Project), VRDN, AMT (d):
                      10,200     1.95% due 5/01/2025                                                              10,200
                       7,400     1.95% due 4/01/2026                                                               7,400
                      12,500  Gulf Coast, Texas, Waste Disposal Authority Revenue Bonds (Air Products
                              Project), VRDN, AMT, 1.90% due 3/01/2035 (d)                                        12,500
                              Gulf Coast Waste Disposal Authority, Texas, Environmental Facilities
                              Revenue Bonds, VRDN, AMT (d):
                      25,000     (American Acryl LP Project), Series B, 1.80% due 9/01/2036                       25,000
                       6,000     (Exxon-Mobil Project), 1.95% due 12/01/2025                                       6,000
                              Gulf Coast Waste Disposal Authority, Texas, Environmental Facilities
                              Revenue Refunding Bonds (Amoco Oil Company Project), VRDN, AMT (d):
                      13,800     1.95% due 1/01/2026                                                              13,800
                      14,700     1.95% due 1/01/2026                                                              14,700
                      36,300  Gulf Coast Waste Disposal Authority, Texas, PCR (Amoco Oil Company
                              Project), VRDN, AMT, 1.95% due 6/01/2024 (d)                                        36,300
                      17,710  Harris County, Texas, FLOATS, Series SG-45, 1.75% due 8/15/2016 (d)                 17,710
                     150,000  Harris County, Texas, GO, TAN, 3.25% due 2/28/2003                                 150,799
                       3,300  Harris County, Texas, Health Facilities Development Corporation,
                              Hospital Revenue Bonds (Texas Children's Hospital), VRDN, Series B-1,
                              1.85% due 10/01/2029 (d)(f)                                                          3,300
                      11,400  Harris County, Texas, Health Facilities Development Corporation,
                              Hospital Revenue Refunding Bonds (Methodist Hospital), VRDN, 1.85%
                              due 12/01/2025 (d)                                                                  11,400
                      10,400  Harris County, Texas, Health Facilities Development Corporation, Special
                              Facilities Revenue Bonds (Texas Medical Center Project), VRDN, 1.90%
                              due 2/15/2022 (d)(f)                                                                10,400
                              Harris County, Texas, Industrial Development Corporation, Solid Waste
                              Disposal Revenue Bonds, VRDN, AMT (d):
                      46,100     (Deer Park Limited Partnership), Series A, 2% due 2/01/2023                      46,100
                      12,500     (Deer Park), Series 95-B, 2% due 3/01/2023                                       12,500
                       7,845  Houston, Texas, Water and Sewer System Revenue Bonds, MERLOTS,
                              Series A-128, 1.75% due 12/01/2029 (d)                                               7,845



CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2002 (CONTINUED)                                              (IN THOUSANDS)

                      Face
State                Amount                              Issue                                                  Value
Texas              $   4,970  Middle Rio Grande, Texas, Housing Finance Corporation, S/F Revenue
(concluded)                   Bonds, FLOATS, AMT, Series 709, 1.83% due 8/02/2004 (d)                       $      4,970
                      10,395  Municipal Securities Trust Certificates Revenue Refunding, VRDN,
                              Series 2001-134, Class A, 1.75% due 5/15/2010 (d)(e)                                10,395
                         700  North Central Texas, Health Facility Development Corporation
                              Revenue Bonds (Methodist Hospitals--Dallas), VRDN, Series B,
                              1.85% due 10/01/2015 (d)(f)                                                            700
                              North Texas Higher Education Authority Inc., Student Loan Revenue
                              Bonds, VRDN, AMT (a)(d):
                      12,800     Series C, 1.75% due 4/01/2020                                                    12,800
                      13,700     Series F, 1.75% due 4/01/2020                                                    13,700
                              North Texas Higher Education Authority Inc., Student Loan Revenue
                              Refunding Bonds, VRDN, AMT (d):
                      26,000     1.75% due 12/01/2032                                                             26,000
                      29,000     Series A, 1.75% due 4/01/2005                                                    29,000
                       5,000     Series A, 1.75% due 4/01/2020                                                     5,000
                       3,000  North Texas Thruway Authority, Dallas, North Thruway Systems, Revenue
                              Refunding Bonds, VRDN, Series II-R-166, 1.77% due 1/01/2016 (c)(d)                   3,000
                              Panhandle-Plains, Texas, Higher Education Authority Incorporated,
                              Student Loan Revenue Bonds, VRDN, AMT, Series A (d):
                       9,000     1.75% due 6/01/2021                                                               9,000
                      13,700     1.75% due 6/01/2025                                                              13,700
                       4,700  Panhandle-Plains, Texas, Higher Education Authority Incorporated,
                              Student Loan Revenue Refunding Bonds, VRDN, AMT, Series A, 1.75%
                              due 6/01/2008 (d)                                                                    4,700
                      14,335  Port Arthur, Texas, Navigational District, Environmental Facilities
                              Revenue Refunding Bonds (Motiva Enterprises Project), VRDN, AMT,
                              1.90% due 12/01/2027 (d)                                                            14,335
                      10,000  Port Arthur, Texas, Navigational District, Industrial Development
                              Corporation, Exempt Facilities Revenue Bonds (Air Products: Chemical
                              Project), VRDN, 1.90% due 4/01/2036 (d)                                             10,000
                              Port Arthur, Texas, Navigational District Revenue Bonds, VRDN, AMT (d):
                      20,000     (BASF Corporation Project), 2% due 4/01/2033                                     20,000
                      10,000     Multi-Mode (Atofina Petrochemicals), Series B, 1.80% due 4/01/2027               10,000
                              Port Corpus Christi, Texas, Industrial Development Corporation (Citgo
                              Petroleum Corporation Project), VRDN, AMT (d):
                      19,200     Environmental Facilities Revenue Bonds, 1.95% due 8/01/2028                      19,200
                      18,800     Sewer and Solid Waste Revenue Bonds, 1.95% due 4/01/2026                         18,800
                      10,000  San Antonio, Texas, Hotel Occupancy Revenue Bonds, FLOATS, Series SG-51,
                              1.75% due 8/15/2019 (d)                                                             10,000
                       2,200  South Texas Higher Education Authority Incorporated Revenue Bonds,
                              VRDN, AMT, 1.75% due 12/01/2027 (d)(f)                                               2,200
                      10,000  Southeast, Texas, Housing Finance Corporation, Revenue Refunding Bonds,
                              Series R-2, 1.621% due 3/13/2003                                                    10,000
                      16,300  Southwest Texas, Higher Education Authority Incorporated, Revenue
                              Refunding Bonds (Southern Methodist University), VRDN, 1.85% due
                              7/01/2015 (d)                                                                       16,300
                              Texas State, GO, Refunding (d):
                       9,195     FLOATS, Series 657, 1.76% due 4/01/2010                                           9,195
                      18,040     (Veterans Housing Assistance Fund I), VRDN, 1.65% due 12/01/2016                 18,040
                      42,750  Texas State, Water Development Board, VRDN, Series A, 1.90% due
                              3/01/2015 (d)                                                                       42,750
                       4,200  West Side Calhoun County, Texas, Navigation District Sewer and Solid
                              Waste District Revenue Bonds (BP Chemicals Inc. Project), VRDN, AMT,
                              1.95% due 4/01/2031 (d)                                                              4,200


CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2002 (CONTINUED)                                              (IN THOUSANDS)

                      Face
State                Amount                              Issue                                                  Value
Utah--1.4%         $  16,400  Emery County, Utah, PCR, Refunding (Pacificorp Projects), VRDN, 1.90%
                              due 11/01/2024 (a)(d)                                                         $     16,400
                      42,400  Intermountain Power Agency, Utah, CP, 1.45% due 10/03/2002                          42,400
                       9,000  Salt Lake County, Utah, RAN, 2.50% due 12/30/2002                                    9,024
                              Utah County, Utah, Hospital Revenue Refunding Bonds (IHC Health
                              Services Inc.), VRDN (d):
                      21,800     Series B, 1.90% due 5/15/2035                                                    21,800
                      22,600     Series C, 1.85% due 5/15/2035                                                    22,600
                      20,000  Utah State Board of Regents, Student Loan Revenue Bonds, VRDN, AMT,
                              Series C, 1.65% due 11/01/2013 (a)(d)                                               20,000
                      12,500  Weber County, Utah, Hospital Revenue Bonds (IHC Health Services),
                              VRDN, Series A, 1.70% due 2/15/2031 (d)                                             12,500

Vermont--0.1%                 Vermont HFA, S/F Revenue Bonds, AMT (d)(e):
                       3,325     FLOATS, Series 662, 1.81% due 5/01/2032                                           3,325
                       3,635     VRDN, Series 16-A, 1.67% due 5/01/2032                                            3,635

Virginia--0.9%        20,000  Metropolitan Washington, D.C., Airport Revenue Bonds, CP,
                              Series 2002-B, 1.40% due 10/01/2002                                                 20,000
                      66,400  Norfolk, Virginia, IDA (Sentara Health System), CP, 1.35% due
                              10/04/2002                                                                          66,400
                       3,320  Virginia State, GO, Refunding, ROCS, Series II-R-170, 1.77%
                              due 6/01/2015 (d)                                                                    3,320

Washington--          20,000  ABN Amro Munitops Certificates Trust, VRDN, Series 1998-16, 1.75%
2.5%                          due 10/04/2006 (d)(f)                                                               20,000
                      11,290  Clark County, Washington, Public Utility District Number 001,
                              Electric Revenue Refunding Bonds, 4% due 1/01/2003 (a)                              11,351
                      22,900  Clark County, Washington, Public Utility District Number 001,
                              Generating System Revenue Refunding Bonds, MSTR, VRDN, Series SGA-118,
                              1.90% due 1/01/2025 (d)(e)                                                          22,900
                      10,000  King County, Washington, Sewer Revenue Bonds, VRDN, Junior Lien,
                              Series B, 1.70% due 1/01/2032 (d)                                                   10,000
                      14,810  King County, Washington, Sewer Revenue Refunding Bonds, FLOATS,
                              Series 554, 1.76% due 7/01/2009 (c)(d)                                              14,810
                      14,070  Municipal Securities Trust Certificates, GO, VRDN, Series 2001-112,
                              Class A, 1.90% due 1/07/2021 (d)                                                    14,070
                      25,550  Seattle, Washington, Municipal Light & Power Revenue Bonds, RAN,
                              5.25% due 3/28/2003                                                                 25,987
                      30,200  Snohomish County, Washington, Public Utility District Number 001,
                              Electric Revenue Bonds (Generation System), VRDN, 1.50% due
                              1/01/2025 (d)(f)                                                                    30,200
                      14,120  Tacoma, Washington, Water Revenue Refunding Bonds, FLOATS,
                              Series 555, 1.76% due 12/01/2009 (d)                                                14,120
                              Washington State Housing Finance Commission, M/F Housing Revenue
                              Bonds, VRDN, AMT (d):
                       6,400     (Arbors on the Park Project), 1.80% due 10/01/2024                                6,400
                       9,870     (Courtside Apartments Project), 1.85% due 1/01/2026                               9,870
                      49,890  Washington State Public Power Supply Systems, Electric Revenue
                              Refunding Bonds (Project Number 2), VRDN, Series 2-A-2, 1.65%
                              due 7/01/2012 (d)(f)                                                                49,890
                      24,410  Washington State Public Power Supply Systems, Revenue Refunding
                              Bonds (Nuclear Project Number 1), VRDN, Series 1-A-2, 1.65%
                              due 7/01/2017 (d)                                                                   24,410

West Virginia--       10,695  ABN Amro Munitops Certificates Trust, VRDN, Series 2000-12, 1.75%
0.2%                          due 6/04/2008 (d)(f)                                                                10,695
                      11,220  Hancock County, West Virginia, County Commission, IDR, Refunding
                              (The Boc Group Inc. Project), VRDN, 1.65% due 8/01/2005 (d)                         11,220



CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2002 (CONCLUDED)                                              (IN THOUSANDS)

                      Face
State                Amount                              Issue                                                  Value
Wisconsin--        $  14,850  Eagle Tax-Exempt Trust, Wisconsin Ball Park, VRDN, Series 98,
2.0%                          Class 4901, 1.77% due 12/15/2026 (d)                                          $     14,850
                         655  Eagle Tax-Exempt Trust, Wisconsin Housing and Economic Development,
                              VRDN, Series 94C, Class 4901, 1.77% due 9/01/2015 (d)                                  655
                       4,235  Hartland, Wisconsin, IDR (Commercial Communications Inc. Project),
                              VRDN, AMT, 2% due 8/01/2009 (d)                                                      4,235
                      50,000  Milwaukee, Wisconsin, RAN, Series B, 2.75% due 8/28/2003                            50,594
                      19,000  Pleasant Prairie, Wisconsin, Pollution Revenue Refunding Bonds
                              (Wisconsin Electric Power Company), VRDN, Series C, 1.85% due
                              9/01/2030 (d)                                                                       19,000
                      16,000  Sheboygan, Wisconsin, PCR, Refunding (Wisconsin Power and Light
                              Company Project), VRDN, Series A, 1.85% due 9/01/2015 (d)                           16,000
                      10,000  South Milwaukee, Wisconsin, School District, BAN, 2.20% due 3/10/2003               10,005
                       8,000  Wisconsin Housing and Economic Development Authority, Home Ownership
                              Revenue Refunding Bonds, VRDN, AMT, Series E, 1.80% due 3/01/2028 (d)                8,000
                       7,500  Wisconsin State, CP, Series 2000-B, 1.40% due 10/09/2002                             7,500
                              Wisconsin State, GO, CP, Series 2000-A:
                      10,400     1.50% due 10/03/2002                                                             10,400
                      12,670     1.40% due 10/08/2002                                                             12,670
                      19,600     1.35% due 10/09/2002                                                             19,600
                              Wisconsin State Petroleum Inspection Fee Revenue Bonds, CP:
                      15,000     1.40% due 10/11/2002                                                             15,000
                      16,000     Series 2002, 1.45% due 11/07/2002                                                16,000

Wyoming--1.3%         12,960  Lincoln County, Wyoming, PCR, Refunding (Pacificorp Projects), VRDN,
                              1.95% due 11/01/2024 (a)(d)                                                         12,960
                      16,960  Sweetwater County, Wyoming, PCR, Refunding (Pacificorp Project), VRDN,
                              1.95% due 11/01/2024 (a)(d)                                                         16,960
                     100,000  Wyoming State Education Fund, TRAN, 2.50% due 6/27/2003                            100,677

Puerto Rico--         33,380  Puerto Rico Commonwealth, TRAN, 2.50% due 7/30/2003                                 33,658
0.3%

                              Total Investments (Cost--$10,135,466*)--100.9%                                  10,135,466
                              Liabilities in Excess of Other Assets--(0.9%)                                     (92,233)
                                                                                                            ------------
                              Net Assets--100.0%                                                            $ 10,043,233
                                                                                                            ============

(a)AMBAC Insured.
(b)Prerefunded.
(c)FGIC Insured.
(d)The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at September 30, 2002.
(e)FSA Insured.
(f)MBIA Insured.
(g)FHLMC Collateralized.
*Cost for Federal income tax purposes.

See Notes to Financial Statements.


CMA TAX-EXEMPT FUND
STATEMENT OF ASSETS AND LIABILITIES AS OF SEPTEMBER 30, 2002
Assets:
Investments, at value (identified cost--$10,135,466,175)                                                 $10,135,466,175
Cash                                                                                                              83,591
Interest receivable                                                                                           34,730,055
Prepaid registration fees and other assets                                                                       444,777
                                                                                                         ---------------
Total assets                                                                                              10,170,724,598
                                                                                                         ---------------

Liabilities:
Payables:
  Securities purchased                                                                $   121,202,259
  Investment adviser                                                                        3,363,480
  Distributor                                                                               2,596,726
  Beneficial interest redeemed                                                                 34,382        127,196,847
                                                                                      ---------------
Accrued expenses and other liabilities                                                                           294,841
                                                                                                         ---------------
Total liabilities                                                                                            127,491,688
                                                                                                         ---------------

Net Assets                                                                                               $10,043,232,910
                                                                                                         ===============

Net Assets Consist of:
Shares of beneficial interest, $.10 par value, unlimited number of shares
authorized                                                                                               $ 1,004,444,422
Paid-in capital in excess of par                                                                           9,039,035,028
Accumulated realized capital losses--net                                                                       (246,540)
                                                                                                         ---------------
Net Assets--Equivalent to $1.00 per share based on 10,044,444,223 shares of
beneficial interest outstanding                                                                          $10,043,232,910
                                                                                                         ===============


See Notes to Financial Statements.


CMA TAX-EXEMPT FUND
STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2002
Investment Income:
Interest and amortization of premium and discount earned                                                 $    81,251,253

Expenses:
Investment advisory fees                                                              $    20,067,440
Distribution fees                                                                           6,529,311
Accounting services                                                                           615,059
Transfer agent fees                                                                           584,047
Registration fees                                                                             265,197
Custodian fees                                                                                114,822
Printing and shareholder reports                                                               67,796
Professional fees                                                                              58,955
Trustees' fees and expenses                                                                    30,020
Pricing fees                                                                                   28,522
Other                                                                                          48,109
                                                                                      ---------------
Total expenses                                                                                                28,409,278
                                                                                                         ---------------
Investment income--net                                                                                        52,841,975

Realized Loss on Investments--Net                                                                               (85,188)
                                                                                                         ---------------

Net Increase in Net Assets Resulting from Operations                                                     $    52,756,787
                                                                                                         ===============

See Notes to Financial Statements.


CMA TAX-EXEMPT FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     For the Six            For the
                                                                                     Months Ended          Year Ended
Increase (Decrease) in Net Assets:                                                September 30, 2002     March 31, 2002
Operations:
Investment income--net                                                               $     52,841,975   $    183,685,929
Realized gain (loss) on investments--net                                                     (85,188)            576,159
                                                                                     ----------------   ----------------
Net increase in net assets resulting from operations                                       52,756,787        184,262,088
                                                                                     ----------------   ----------------

Dividends to Shareholders:
Dividends to shareholders from investment income--net                                    (52,841,975)      (183,685,929)
                                                                                     ----------------   ----------------

Beneficial Interest Transactions:
Net proceeds from sale of shares                                                       15,739,518,056     32,372,343,021
Value of shares issued to shareholders in reinvestment of dividends                        52,840,495        183,691,543
                                                                                     ----------------   ----------------
                                                                                       15,792,358,551     32,556,034,564
Cost of shares redeemed                                                              (16,294,666,918)   (32,390,022,350)
                                                                                     ----------------   ----------------
Net increase (decrease) in net assets derived from beneficial interest
transactions                                                                            (502,308,367)        166,012,214
                                                                                     ----------------   ----------------

Net Assets:
Total increase (decrease) in net assets                                                 (502,393,555)        166,588,373
Beginning of period                                                                    10,545,626,465     10,379,038,092
                                                                                     ----------------   ----------------
End of period                                                                        $ 10,043,232,910   $ 10,545,626,465
                                                                                     ================   ================

See Notes to Financial Statements.


CMA TAX-EXEMPT FUND
FINANCIAL HIGHLIGHTS

The following per share data and ratios
have been derived from information                      For the Six
provided in the financial statements.                   Months Ended
                                                       September 30,               For the Year Ended March 31,
Increase (Decrease) in Net Asset Value:                     2002         2002          2001         2000         1999
Per Share Operating Performance:
Net asset value, beginning of period                    $      1.00  $      1.00  $      1.00  $      1.00   $      1.00
                                                        -----------  -----------  -----------  -----------   -----------
Investment income--net                                          .01          .02          .03          .03           .03
Realized gain (loss) on investments--net                       --++         --++         --++         --++          --++
                                                        ------------  -----------  -----------  -----------  -----------
Total from investment operations                                .01          .02          .03          .03           .03
                                                        -----------  -----------  -----------  -----------   -----------
Less dividends from investment income--net                    (.01)        (.02)        (.03)        (.03)         (.03)
                                                        -----------  -----------  -----------  -----------   -----------
Net asset value, end of period                          $      1.00  $      1.00  $      1.00  $      1.00   $      1.00
                                                        ===========  ===========  ===========  ===========   ===========

Total Investment Return                                      1.01%*        1.76%        3.51%        2.91%         2.87%
                                                        ===========  ===========  ===========  ===========   ===========

Ratios to Average Net Assets:
Expenses                                                      .54%*         .55%         .54%         .54%          .55%
                                                        ===========  ===========  ===========  ===========   ===========
Investment income--net                                       1.01%*        1.78%        3.46%        2.87%         2.83%
                                                        ===========  ===========  ===========  ===========   ===========

Supplemental Data:
Net assets, end of period (in thousands)                $10,043,233  $10,545,626  $10,379,038  $10,188,792   $ 9,730,131
                                                        ===========  ===========  ===========  ===========   ===========


*Annualized.
++Amount is less than $.01 per share.

See Notes to Financial Statements.



CMA TAX-EXEMPT FUND
NOTES TO FINANCIAL STATEMENTS


1. Significant Accounting Policies:
CMA Tax-Exempt Fund (the "Fund") is registered under the Investment Company Act of 1940 as a no-load, diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Investments are valued at amortized cost, which approximates market value. For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the demand notice payment period. In the case of a floating rate instrument, the remaining maturity is the next coupon date on which the interest rate is to be adjusted.

(b) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and backup withholding tax withheld) in additional fund shares at net asset value. Dividends are declared from the total of net investment income, excluding discounts earned other than original issue discounts. Net realized capital gains, if any, are normally distributed annually after deducting prior years' loss carryforward. The Fund may distribute capital gains more frequently than annually in order to maintain the Fund's net asset value at $1.00 per share.


2. Investment Advisory Agreement and Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is
Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: .50% of the Fund's average daily net assets not exceeding $500 million; ..425% of the average daily net assets in excess of $500 million but not exceeding $1 billion; and .375% of the average daily net assets in excess of $1 billion.



CMA TAX-EXEMPT FUND
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)


Pursuant to the Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") receives a distribution fee from the Fund at the end of each month at the annual rate of .125% of the average daily net assets of the Fund. The distribution fee is to compensate MLPF&S financial advisors and other directly involved branch office personnel for selling shares of the Fund and for providing direct personal services to shareholders. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S in processing share orders and administering shareholder accounts.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

For the six months ended September 30, 2002, the Fund reimbursed FAM $108,627 for certain accounting services.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, and/or ML & Co.


3. Shares of Beneficial Interest:
The number of shares purchased, reinvested and redeemed during the periods corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares, value of shares reinvested and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.


4. Capital Loss Carryforward:
At March 31, 2002, the Fund had a net capital loss carryforward of approximately $72,000, all of which expires in 2008. This amount will be available to offset like amounts of any future taxable gains.



CMA TAX-EXEMPT FUND
OFFICERS AND TRUSTEES


Terry K. Glenn--President and Trustee
Ronald W. Forbes--Trustee
Cynthia A. Montgomery--Trustee
Charles C. Reilly--Trustee
Kevin A. Ryan--Trustee
Roscoe S. Suddarth--Trustee
Richard R. West--Trustee
Edward D. Zinbarg--Trustee
Kenneth A. Jacob--Senior Vice President
John M. Loffredo--Senior Vice President
Peter J. Hayes--Vice President
Donald C. Burke--Vice President and
   Treasurer
Phillip S. Gillespie--Secretary



Custodian
State Street Bank and Trust Company
P.O. Box 1713
Boston, MA 02101


Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-221-7210*


*For inquiries regarding your CMA account, call
800-CMA-INFO (800-262-4636).